Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation [Abstract]
Summary of Stock Option Activity

	2017			2016			2015
		Weighted			Weighted			Weighted
		Average	Average		Average	Average		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	225,669	$19.46		276,807	$17.94		294,720	$17.83
Granted	34,750	32.81		24,000	22.37		21,750	19.03
Exercised	(44,219)	23.53		(46,235)	18.23		(25,289)	17.46
Forfeited	(3,475)	21.71		(28,904)	18.57		(14,375)	18.01

Outstanding, end of year	212,725	$20.76	$2,604,097	225,669	$19.46	$931,963	276,807	$17.94	$362,754

Exercisable, end of year	177,975	$18.41	$2,597,494	216,644	$17.59	$931,963	270,032	$17.85	$359,854

Schedule of Fair Value Assumptions

	Years Ended December 31,
	2017	2016	2015
Dividend yield	3.89%	3.93%	3.77%
Expected life	10 years	10 years	10 years
Expected volatility	29.11%	24.84%	24.35%
Risk-free interest rate	2.41%	2.44%	2.28%
Weighted average fair value of options granted	$6.83	$5.79	$4.89

Schedule of Outstanding Stock Options

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	9,075	$16.67	1.0	9,075	$16.67
	17,325	17.33	2.0	17,325	17.33
	15,675	16.83	3.0	15,675	16.83
	20,625	16.65	4.0	20,625	16.65
	29,700	18.03	5.0	29,700	18.03
	1,650	18.36	5.0	1,650	18.36
	3,000	19.30	5.8	3,000	19.30
	26,925	17.93	6.0	26,925	17.93
	14,250	19.39	6.9	14,250	19.39
	16,500	19.03	7.9	16,500	19.03
	23,250	22.37	9.0	23,250	22.37
	34,750	32.81	10.0	-	-

Total	212,725			177,975

Summary of Restricted Stock Activity

	2017		2016
		Weighted-Average		Weighted-Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value

Non-vested, beginning of year	28,035	$20.64	20,715	$19.21
Granted	9,400	32.81	12,675	22.37
Vested	(7,020)	20.37	(4,680)	19.23
Forfeited	-	-	(675)	19.20
Non-vested at December 31	30,415	$24.46	28,035	$20.64